FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020			$ 47,506,670
Change in valuation inputs or other assumptions	$ (7,053,334)	$ (9,933,330)	(9,280,003)
Fair value as of March 31, 2021	38,226,667	47,506,670	38,226,667
Public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020			31,666,670
Change in valuation inputs or other assumptions		(6,333,330)	(6,000,003)
Fair value as of March 31, 2021	25,666,667	31,666,670	25,666,667
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020			15,840,000
Change in valuation inputs or other assumptions		(3,600,000)	(3,280,000)
Fair value as of March 31, 2021	$ 12,560,000	$ 15,840,000	$ 12,560,000